Earnings per share - Earnings per share (Basic and Diluted) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Basic-
Net income attributable to NHI shareholders	¥ 51,850	¥ 61,180	¥ 108,706	¥ 108,005
Weighted average number of shares outstanding	3,526,321,204	3,577,779,123	3,530,324,525	3,588,288,755
Net income attributable to NHI shareholders per share	¥ 14.7	¥ 17.1	¥ 30.79	¥ 30.1
Diluted-
Net income attributable to NHI shareholders	¥ 51,825	¥ 61,130	¥ 108,664	¥ 107,955
Weighted average number of shares outstanding	3,586,187,615	3,664,869,847	3,598,185,304	3,673,595,813
Net income attributable to NHI shareholders per share	¥ 14.45	¥ 16.68	¥ 30.2	¥ 29.39